Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	WIT
Title of 12(b) Security	American Depositary Shares, eachrepresented by one Equity Share, parvalue ₹2 per share
Security Exchange Name	NYSE
Entity Registrant Name	WIPRO LIMITED
Entity Central Index Key	0001123799
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,482,070,115
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Entity Address, Country	IN
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	001-16139
Entity Address, Address Line One	Doddakannelli Sarjapur Road
Entity Address, City or Town	Bengaluru
Entity Address, Postal Zip Code	560035
Entity Incorporation, State or Country Code	K7
Auditor Firm ID	1180
Auditor Name	Deloitte Haskins & Sells LLP
Auditor Location	Bengaluru, Karnataka, India
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IN
Entity Address, Address Line One	Doddakannelli Sarjapur Road
Entity Address, City or Town	Bengaluru
Entity Address, Postal Zip Code	560035
City Area Code	91-80
Local Phone Number	2844-0011
Contact Personnel Name	Jatin Pravinchandra Dalal
Contact Personnel Fax Number	2844-0054
Contact Personnel Email Address	jatin.dalal@wipro.com